Balance Sheets (USD $)	Dec. 31, 2014	Dec. 31, 2013
Current assets
Cash and cash equivalents	$ 7,956,710	$ 1,268,770
Restricted cash	20,000	20,000
Accounts receivable		149,605
Inventory	109,336
Prepaid expenses and other current assets	252,272	85,149
Total current assets	8,338,318	1,523,524
Long-term assets
Property and equipment, net	57,607	63,167
Total assets	8,395,925	1,586,691
Current liabilities
Accounts payable	986,799	57,721
Accrued compensation and other current liabilities	201,457	128,651
Line of credit and accrued interest	101,529
Convertible promissory notes and accrued interest		13,991,857
Total current liabilities	1,289,785	14,178,229
Long-term liabilities
Convertible preferred stock warrant liability		1,464,877
Commitments (Note 9)
Stockholders' deficit
Common stock, $0.001 par value, 100,000,000 shares authorized at December 31, 2014 and 10,000,000 shares authorized at December 31, 2013; 6,769,106 and 535,685 shares issued and outstanding at December 31, 2014 and December 31, 2013, respectively.	6,769	536
Additional paid-in-capital	60,635,664	19,235,512
Accumulated deficit	(70,975,024)	(57,100,511)
Total stockholders' deficit	(10,332,591)	(37,864,463)
Total liabilities and stockholders' deficit	8,395,925	1,586,691
Series A Convertible Preferred Stock [Member]
Convertible Preferred Stock
Convertible preferred stock		1,500,000
Stockholders' deficit
Total stockholders' deficit	0	1,500,000
Series B Convertible Preferred Stock [Member]
Convertible Preferred Stock
Convertible preferred stock		6,862,939
Stockholders' deficit
Total stockholders' deficit	0	6,862,939
Series C Convertible Preferred Stock [Member]
Convertible Preferred Stock
Convertible preferred stock		15,445,109
Stockholders' deficit
Total stockholders' deficit	0	15,445,109
Series B Warrant Liability [Member]
Long-term liabilities
Convertible preferred stock warrant liability	$ 17,438,731